Common Stock and Warrants (Details Narrative) (USD $)	9 Months Ended
May 31, 2014
Common Stock And Warrants Details Narrative
Unrestricted common stock issued	81,899
Stock options cash less excercised	190,000
Restricted common stock issued	30,000
Restricted common stock per share	$ 2.90